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                                ULTRA SERIES FUND

         SUPPLEMENT DATED JULY 12, 2006 TO PROSPECTUS DATED MAY 1, 2006

Effective July 12, 2006, the prospectus of the Ultra Series Fund dated May 1, 2006 is amended herein as follows.

1. THE LAST PARAGRAPH UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" ON THE CONSERVATIVE, MODERATE AND AGGRESSIVE ALLOCATION FUND PAGES; PAGES 21, 23 AND 25, IS DELETED AND REPLACED IN ITS ENTIRETY AS FOLLOWS:

     The SEC has adopted new regulations that permit a registered investment company to invest not only in underlying funds managed by its investment adviser, MEMBERS Capital Advisors (MCA), but also in underlying funds managed by other investment advisers. The new regulation is effective July 31, 2006. Beginning on the effective date, this fund intends to take advantage of these new regulations and will invest in underlying funds managed by MCA as well as funds managed by other investment advisers.


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                                ULTRA SERIES FUND

      SUPPLEMENT DATED JULY 12, 2006 TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006

Effective July 12, 2006, the statement of additional information of the Ultra Series Fund dated May 1, 2006 is amended herein as follows.

1. THE SECOND PARAGRAPH UNDER THE HEADING "SHARES OF OTHER INVESTMENT COMPANIES" ON PAGE 18, IS DELETED AND REPLACED IN ITS ENTIRETY AS FOLLOWS:

     The ALLOCATION FUNDS may invest 100% of their assets in shares of other investment companies and will invest substantially all of their assets in shares of other investment companies. As of the date of this prospectus, the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder do not permit the fund to invest in both underlying funds advised by MCA ("affiliated funds") and underlying funds that are advised by investment advisers not affiliated with MCA ("unaffiliated funds"). A new rule under the 1940 Act, effective July 31, 2006, will permit this combination of affiliated and unaffiliated funds, subject to a number of conditions. Until July 31, 2006, the fund will only invest in affiliated funds. As of July 31, the fund intends to rely on the new rule and intends to begin investing in unaffiliated funds.